Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Cash and cash equivalents
Restricted cash	$ 1,844,980	$ 2,067,279
Interconexion Electrica S.A. E.S.P.
Cash and cash equivalents
Restricted cash	1,767,893	1,987,409
Oleoducto Central S.A. - Ocensa
Cash and cash equivalents
Restricted cash	76,205	$ 79,870
Other Companies
Cash and cash equivalents
Restricted cash	$ 882